UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Plaza 10, Suite 800, Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian, Ste 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/08___

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
January 31, 2008
(Unaudited)

Common Stocks - 97.43%	Shares	Value

Air Courier Services - 0.90%
FedEx Corp.	794	$ 74,223

Aircraft Engines & Engine Parts - 1.86%
United Techologies Corp.	2,100	154,161

Biological Products - 0.68%
Amgen, Inc. (a)	1,200	55,908

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.50%
3M Co.	2,600	207,090

Crude Petroleum & Natural Gas - 12.39%
Anadarko Petroleum Corp.	4,900	287,091
Apache Corp.	2,625	250,530
Devon Energy Corp.	4,300	365,414
Occidental Petroleum Corp.	1,800	122,166
		1,025,201

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.14%
General Electric Co.	5,000	177,050

Electronic Connectors - 0.07%
Tyco International Ltd.	148	5,825

Federal & Federally - Sponsored Credit Agencies - 5.19%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	179,301
Federal National Mortgage Association (Fannie Mae)	7,400	250,564
		429,865

Finance Lessors - 0.78%
CIT Group, Inc.	2,300	64,308

Fire, Marine & Casualty Insurance - 1.63%
Chubb Corp.	2,600	134,654

Food and Kindred Products - 6.51%
Altria Group, Inc.	7,100	538,322

Hospital & Medical Service Plans - 6.80%
Aetna, Inc.	3,600	191,736
UnitedHealth Group, Inc.	7,300	371,132
		562,868

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (b)	6	44

Insurance Agents, Brokers & Service - 1.17%
Hartford Financial Services Group, Inc.	1,200	96,924

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 97.43% - continued	Shares	Value

Metal Mining - 0.24%
BHP Billiton Ltd. (c)	300	$ 20,271

National Commercial Banks - 17.70%
Bank of America Corp.	8,702	385,934
Citigroup, Inc.	5,400	152,388
KeyCorp	7,800	203,970
PNC Financial Services Group, Inc.	3,200	209,984
U.S. Bancorp	4,200	142,590
Wachovia Corp.	9,500	369,835
		1,464,701

Petroleum Refining - 10.34%
Chevron Corp.	2,900	245,050
ConocoPhillips	7,600	610,432
		855,482

Pharmaceutical Preparations - 7.58%
Eli Lilly & Co.	1,700	87,584
Pfizer, Inc.	12,000	280,680
Wyeth	6,500	258,700
		626,964

Retail - Department Stores - 0.94%
Macy's, Inc.	2,800	77,392

Retail - Lumber & Other Building Materials - 2.36%
Lowe's Companies, Inc.	7,400	195,656

Retail - Miscellaneous Shopping Goods Store - 3.24%
Borders Group, Inc.	3,600	40,536
Staples, Inc.	9,500	227,430
		267,966

Savings Institution, Federally Chartered - 4.95%
Sovereign Bancorp, Inc. (a)	4,552	56,764
Washington Mutual, Inc.	17,700	352,584
		409,348

Search, Detection, Navigation, Guidance, Aeronautical System - 0.96%
Northrop Grumman Corp.	1,000	79,360

Services - Prepackaged Software - 0.55%
Microsoft Corp.	1,400	45,640

Surgical & Medical Instruments & Apparatus - 0.02%
Covidien Ltd.	37	1,651

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 97.43% - continued	Shares	Value

Telephone Communications - 1.78%
Verizon Communications, Inc.	3,800	$ 147,592

Tobacco Products - 4.14%
British American Tobacco p.l.c. (c)	1,290	90,687
Imperial Tobacco Group p.l.c. (c)	900	87,462
UST, Inc.	3,173	164,869
		343,018

Wholesale - Electronic Parts & Equipment - 0.01%
Tyco Electronics, Ltd.	31	1,048

TOTAL COMMON STOCKS (Cost $7,420,182)		8,062,532

Money Market Securities - 2.26%
Huntington Money Market Fund, 3.14% (d)	186,634	186,634

TOTAL MONEY MARKET SECURITIES (Cost $186,634)		186,634

TOTAL INVESTMENTS (Cost $7,606,816) - 99.69%		$ 8,249,166

Cash and other assets less liabilities - 0.31%		25,982

TOTAL NET ASSETS - 100.00%		$ 8,275,148

(a) Non-income producing.
(b) Shares received from spinoff of Kerr-McGee Corp.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related, excluding future contracts
Unrealized appreciation	$ 1,560,222
Unrealized depreciation	(917,872)
Net unrealized appreciation	$ 642,350

Aggregate cost of securities for income tax purposes	$ 7,606,816

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

	Number of	Underlying Face
	Long	Amount at	Unrealized
	Contracts	Market Value	(Depreciation)

Futures Contracts
S&P 500 E-mini Futures Contracts, March 2008 (a)	2	$ 137,960	$ (10,065)

(a) Each S&P 500 E-Mini Futures contract is equal to $50 times the S&P Stock Index.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Mid Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

Common Stocks - 92.89%	Shares	Value

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 1.45%
Corn Products International, Inc.	1,000	$ 33,800

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.50%
The J.M. Smucker Co.	750	35,047

Commercial Printing - 2.91%
R.R. Donnelley & Sons Co.	1,950	68,036

Computer Storage Devices - 1.78%
Seagate Technology	2,050	41,554

Crude Petroleum & Natural Gas - 5.95%
Chesapeake Energy Corp.	900	33,507
Cimarex Energy Co.	900	36,729
Newfield Exploration Co. (a)	650	32,422
Noble Energy, Inc.	500	36,290
		138,948

Dolls & Stuffed Toys - 2.38%
Mattel, Inc.	2,650	55,676

Drawing & Insulating of Nonferrous Wire - 1.86%
General Cable Corp. (a)	750	43,507

Electric & Other Services Combined - 3.10%
Ameren Corp.	750	33,608
Integrys Energy Group, Inc.	800	38,896
		72,504

Electric Lighting & Wiring Equipment - 3.25%
Cooper Industries Ltd. - Class A	850	37,859
Hubbell, Inc. - Class B	800	38,144
		76,003

Electric Services - 3.16%
Mirant Corp. (a)	19	700
PPL Corp.	850	41,582
Progress Energy, Inc.	700	31,619
		73,901

Finance Lessors - 1.14%
CIT Group, Inc.	950	26,562

Fire, Marine & Casualty Insurance - 5.36%
Arch Capital Group Ltd. (a)	600	42,276
Cincinnati Financial Corp.	923	35,572
HCC Insurance Holdings, Inc.	1,700	47,362
		125,210

Gold and Silver Ores - 2.29%
Yamana Gold, Inc.	3,250	53,560

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.89% - continued	Shares	Value

Guided Missiles & Space Vehicles & Parts - 1.81%
Alliant Techsystems, Inc. (a)	400	$ 42,340

Heating Equipments, Except Electric & Warm Air, & Plumbing Fixtures - 1.50%
Fortune Brands, Inc.	500	34,960

Hospital & Medical Service Plans - 1.05%
CIGNA Corp.	500	24,580

Household Appliances - 1.09%
Whirlpool Corp	300	25,533

Household Furniture - 1.10%
Leggett & Platt, Inc.	1,350	25,677

Laboratory Analytical Instruments - 1.57%
Beckman Coulter, Inc.	550	36,575

Life Insurance - 1.45%
Protective Life Corp.	850	33,779

Meat Packing Plants - 3.16%
Hormel Foods Corp.	900	34,866
Smithfield Foods, Inc. (a)	1,400	38,990
		73,856

Miscellaneous Fabricated Metal Products - 1.59%
Parker Hannifin Corp.	550	37,186

Miscellaneous Furniture & Fixtures - 3.38%
Hillenbrand Industries, Inc.	850	43,962
Kinetic Concepts, Inc. (a)	700	34,846
		78,808

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.06%
Eaton Corp.	300	24,828

Miscellaneous Metal Ores - 1.23%
Cameco Corp.	850	28,772

Miscellaneous Publishing - 0.80%
Idearc, Inc.	1,150	18,699

National Commercial Banks - 5.74%
Comerica, Inc.	850	37,077
Huntington Bancshares, Inc.	2,050	27,573
KeyCorp	1,050	27,457
Marshall & Ilsley Corp.	1,499	41,822
		133,929

Oil & Gas Field Services - 1.29%
Superior Energy Services, Inc. (a)	750	30,068

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)
Common Stocks - 92.89% - continued	Shares	Value

Ophthalmic Goods - 1.60%
The Cooper Companies, Inc.	950	$ 37,411

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.56%
PPG Industries, Inc.	550	36,350

Petroleum Refining - 1.47%
Sunoco, Inc.	550	34,210

Pharmaceutical Preparations - 2.59%
Biovail Corp.	2,400	32,880
Mylan, Inc. (a)	1,850	27,583
		60,463

Radio & TV Broadcasting & Communications Equipment - 2.37%
L-3 Communications Holdings, Inc.	500	55,415

Retail - Apparel & Accessory Stores - 1.58%
The Men's Wearhouse, Inc.	1,450	36,960

Retail - Building Materials, Hardware, Garden Supply - 1.72%
The Sherwin-Williams Co.	700	40,047

Retail - Family Clothing Stores - 0.88%
TJX Companies, Inc.	650	20,514

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.84%
DRS Technologies, Inc.	800	42,936

Services - Electric - 2.01%
Edison International	900	46,944

Services - Prepackaged Software - 1.64%
Check Point Software Technologies, Ltd. (a)	1,800	38,340

Telephone Communications (No Radiotelephone) - 1.52%
Windstream Corp.	3,050	35,411

Television Broadcasting Stations - 0.97%
CBS Corp. - Class B	900	22,671

Tobacco - 1.76%
Loews Corp. - Carolina Group	500	41,065

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 3.82%
Anixter International, Inc. (a)	400	28,024
Arrow Electronics, Inc. (a)	1,050	35,931
WESCO International, Inc. (a)	600	25,224
		89,179

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.89% - continued	Shares	Value

Wholesale - Groceries & Related Products - 1.61%
SUPERVALU, Inc.	1,250	$ 37,575

TOTAL COMMON STOCKS (Cost $2,318,636)		2,169,389

Real Estate Investment Trusts - 3.45%
Hospitality Properties Trust	1,200	40,740
Ventas, Inc.	900	39,780

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $81,543)		80,520

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	0

TOTAL ESCROW RIGHTS (Cost $0)		0

Money Market Securities - 6.05%
Huntington Money Market Fund, 3.14% (c)	141,394	141,394

TOTAL MONEY MARKET SECURITIES (Cost $141,394)		141,394

TOTAL INVESTMENTS (Cost $2,541,573) - 102.39%		$ 2,391,303

Liabilities in excess of other assets - (2.39)%		(55,753)

TOTAL NET ASSETS - 100.00%		$ 2,335,550

(a) Non-income producing.

(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.

(c) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related
Unrealized appreciation	$ 110,100
Unrealized depreciation	(260,370)
Net unrealized depreciation	$ (150,270)

Aggregate cost of securities for income tax purposes	$ 2,541,573

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

Common Stocks - 94.73%	Shares	Value

Accident & Health Insurance - 1.25%
StanCorp Financial Group, Inc.	12,400	$ 610,204

Air Courier Services - 0.54%
ABX Holdings, Inc. (a)	73,850	262,168

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 2.08%
Del Monte Foods Co.	54,250	486,623
The J.M. Smucker Co.	11,350	530,385
		1,017,008

Cigarettes - 1.32%
Vector Group Ltd.	34,785	643,522

Computer Storage Devices - 1.11%
STEC, Inc. (a)	72,900	541,647

Crude Petroleum & Natural Gas - 4.92%
Parallel Petroleum Corp. (a)	43,300	601,004
Petrohawk Energy Corp. (a)	49,200	774,900
PetroQuest Energy, Inc. (a)	40,650	525,198
St. Mary Land & Exploration Co.	14,250	502,028
		2,403,130

Deep Sea Foreign Transportation of Freight - 1.09%
Hornbeck Offshore Services, Inc. (a)	13,754	532,005

Drawing & Insulating of Nonferrous Wire - 0.74%
General Cable Corp. (a)	6,200	359,662

Drilling Oil & Gas Wells - 3.08%
Atwood Oceanics, Inc. (a)	7,400	614,866
Hercules Offshore, Inc. (a)	21,100	486,355
Key Energy Services, Inc. (a)	34,200	403,560
		1,504,781

Electric & Other Services Combined - 2.10%
ALLETE, Inc.	12,450	479,201
Integrys Energy Group, Inc.	11,300	549,406
		1,028,607

Electric Housewares & Fans - 0.85%
Helen of Troy Ltd. (a)	24,500	416,500

Electric Services - 1.22%
IDACORP, Inc.	18,300	597,312

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 94.73% - continued	Shares	Value

Electrical Work - 0.53%
EMCOR Group, Inc. (a)	11,900	$ 260,967

Electromedical & Electrotherapeutic - 0.68%
Syneron Medical Ltd. (a)	21,800	331,796

Fire, Marine & Casualty Insurance - 6.91%
Argo Group International Holdings, Ltd. (a)	11,568	472,437
Endurance Specialty Holdings, Ltd.	12,350	500,422
Hanover Insurance Group, Inc.	12,950	589,872
Platinum Underwriters Holdings, Ltd.	18,800	634,500
Safety Insurance Group, Inc.	14,800	577,496
United Fire & Casualty Co.	18,000	600,840
		3,375,567

Gas & Other Services Combined - 1.18%
Vectren Corp.	21,100	579,195

Gold and Silver Ores - 3.09%
IAMGOLD Corp.	78,800	626,460
Pan American Silver Corp. (a)	24,450	885,823
		1,512,283

Grain Mill Products - 1.14%
Ralcorp Holdings, Inc. (a)	10,250	557,702

Hospital & Medical Service Plans - 1.22%
Healthspring, Inc. (a)	28,900	597,941

Industrial Instruments For Measurement, Display, and Control - 0.94%
MKS Instruments, Inc. (a)	24,800	461,280

Life Insurance - 1.04%
IPC Holdings Ltd.	19,750	508,168

Machine Tools, Metal Cutting Types - 1.08%
Kennametal, Inc.	17,250	528,368

Manifold Business Forms - 0.76%
Ennis, Inc.	23,500	372,005

Miscellaneous Business Credit Institution - 0.81%
Financial Federal Corp.	16,550	397,862

Miscellaneous Chemical Products - 1.05%
Hercules, Inc.	29,150	511,000

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 94.73% - continued	Shares	Value

Miscellaneous Fabricated Metal Products - 1.86%
Barnes Group, Inc.	21,750	$ 579,637
Mueller Water Products, Inc. - Class A	38,550	327,290
		906,927

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.14%
Curtiss-Wright Corp.	13,350	556,695

Motors & Generators - 1.05%
Regal-Beloit Corp.	13,550	513,816

National Commercial Banks - 3.11%
Citizens Republic Bancorp, Inc.	24,700	349,258
City Holding Co.	15,150	582,063
FirstMerit Corp.	26,400	590,568
		1,521,889

Office Furniture (No Wood) - 0.83%
HNI Corp.	12,050	405,603

Oil & Gas Field Services - 0.96%
Superior Energy Services, Inc. (a)	11,700	469,053

Ophthalmic Goods - 1.03%
The Cooper Companies, Inc.	12,800	504,064

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.18%
Blount International, Inc. (a)	49,600	574,864

Petroleum Refining - 0.56%
Alon USA Energy, Inc.	15,150	275,730

Pharmaceutical Preparations - 1.16%
Sciele Pharma, Inc. (a)	23,700	566,904

Plastics Products - 0.56%
Myers Industries, Inc.	23,350	274,363

Poultry Slaughtering and Processing - 1.54%
Pilgrim's Pride Corp.	12,300	300,489
Sanderson Farms, Inc.	13,450	452,055
		752,544

Primary Production of Aluminum - 1.32%
Century Aluminum Co. (a)	12,400	644,676

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 94.73% - continued	Shares	Value

Printed Circuit Boards - 0.86%
Park Electrochemical Corp.	17,767	$ 420,723

Radio & TV Broadcasting & Communications Equipment - 1.74%
Arris Group, Inc. (a)	33,150	291,389
CommScope, Inc. (a)	12,650	561,027
		852,416

Retail - Apparel & Accessory Stores - 1.81%
Hanesbrands, Inc. (a)	21,950	562,139
The Men's Wearhouse, Inc.	12,650	322,449
		884,588

Retail - Auto Dealers & Gasoline Stations - 1.06%
Penske Automotive Group, Inc.	28,450	516,652

Retail - Eating Places - 0.28%
Ruby Tuesday, Inc.	17,792	136,820

Retail - Grocery Stores - 2.59%
Ruddick Corp.	20,700	705,456
Weis Markets, Inc.	15,000	560,850
		1,266,306

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.77%
RTI International Metals, Inc. (a)	6,800	375,700

Savings Institution, Federally Chartered - 1.08%
MB Financial, Inc.	17,050	530,255

Savings Institution, Not Federally Chartered - 0.64%
Sterling Financial Corp.	17,600	313,104

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.25%
DRS Technologies, Inc.	11,350	609,154

Secondary Smelting & Refining of Nonferrous Metals - 1.34%
OM Group, Inc. (a)	11,400	654,132

Security Brokers, Dealers & Flotation Companies - 1.94%
Waddell & Reed Financial, Inc. - Class A	28,550	947,289

Services - Computer Integrated Systems - 1.02%
Jack Henry & Associates, Inc.	20,200	496,516

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 94.73% - continued	Shares	Value

Services - Equipment Rental & Leasing - 0.82%
Aaron Rents, Inc.	20,850	$ 398,652

Services - General Medical & Surgical Hospitals - 0.86%
LifePoint Hospitals, Inc. (a)	15,495	418,365

Services - Help Supply Services - 0.48%
Kelly Services, Inc. - Class A	13,650	235,053

Services - Home Health Care Services - 2.50%
Amedisys, Inc. (a)	18,350	782,260
Apria Healthcare Group, Inc. (a)	20,700	439,254
		1,221,514

Services - Offices & Clinics of Doctors of Medicine - 1.32%
AmSurg Corp. (a)	25,100	646,576

Services - Personal Services - 0.73%
Regis Corp.	14,000	354,620

Services - Prepackaged Software - 1.52%
Sybase, Inc. (a)	26,400	745,008

Silver Ores - 1.58%
Walter Industries, Inc.	18,400	771,328

State Commercial Banks - 2.90%
Boston Private Financial Holdings, Inc.	21,100	481,713
Columbia Banking System, Inc.	18,300	470,493
UCBH Holdings, Inc.	32,850	463,842
		1,416,048

Telephone Communications (No Radiotelephone) - 2.13%
Alaska Communications Systems Group, Inc.	40,100	563,004
Iowa Telecommunications Services, Inc.	31,000	478,020
		1,041,024

Transportation Services - 0.96%
GATX Corp.	12,450	468,120

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.45%
Axcan Pharma, Inc. (a)	31,150	707,728

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.43%
Anixter International, Inc. (a)	9,950	697,097

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 94.73% - continued	Shares	Value

Wholesale - Farm Product Raw Materials - 1.11%
Universal Corp.	10,900	$ 542,929

Wholesale - Groceries & Related Products - 1.02%
Nash Finch Co.	13,950	497,736

Wholesale - Metals & Minerals (No Petroleum) - 0.51%
Uranium Resources, Inc. (a)	30,804	249,820

TOTAL COMMON STOCKS (Cost $49,796,419)		46,293,081

Real Estate Investment Trusts - 1.30%
American Financial Reality Trust	43,800	360,474
Ashford Hospitality Trust	43,700	273,125

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $952,076)		633,599

Money Market Securities - 9.11%
Huntington Money Market Fund, 3.14% (b)	4,450,977	4,450,977

TOTAL MONEY MARKET SECURITIES (Cost $4,450,977)		4,450,977

TOTAL INVESTMENTS (Cost $55,199,472) - 105.14%		$ 51,377,657

Liabilities in excess of other assets - (5.14)%		(2,512,391)

TOTAL NET ASSETS - 100.00%		$ 48,865,266

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related
Unrealized appreciation	$ 2,236,574
Unrealized depreciation	(6,058,389)
Net unrealized depreciation	$ (3,821,815)

Aggregate cost of securities for income tax purposes	$ 55,199,472

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Related Notes to the Schedule of Investments
January 31, 2008
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not           readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Future Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts, which may be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

Common Stocks - 100.01%	Shares	Value

Accident & Health Insurance - 0.96%
Assurant, Inc.	110	$ 7,138

Air Conditioning & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment - 0.96%
Trane, Inc.	160	7,165

Biological Products, (No Diagnostic Substances) - 1.00%
Amgen, Inc. (a)	160	7,454

Cable & Other Pay Television Services - 1.01%
Liberty Media Corp. - Capital Group - Class A (a)	70	7,533

Commercial Printing - 0.93%
R.R. Donnelley & Sons Co.	200	6,978

Computer Storage Devices - 0.92%
Western Digital Corp. (a)	260	6,877

Crude Petroleum & Natural Gas - 5.50%
Anadarko Petroleum Corp.	110	6,445
Apache Corp.	70	6,681
Chesapeake Energy Corp.	190	7,074
Devon Energy Corp.	80	6,798
EnCana Corp.	110	7,283
Occidental Petroleum Corp.	100	6,787
		41,068

Drilling Oil & Gas Wells - 2.41%
ENSCO International, Inc.	120	6,134
Noble Corp.	130	5,690
Transocean, Inc. (a)	50	6,130
		17,954

Electric & Other Services Combined - 1.86%
Consolidated Edison, Inc.	160	6,973
Duke Energy Corp.	370	6,904
		13,877

Federal & Federally - Sponsored Credit Agencies - 3.69%
Federal Home Loan Mortgage Corp. (Freddie Mac)	460	13,979
Federal National Mortgage Association (Fannie Mae)	400	13,544
		27,523

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 100.01% - continued	Shares	Value

Finance Lessors - 1.08%
American Capital Strategies Ltd.	230	$ 8,089

Fire, Marine & Casualty Insurance - 9.70%
ACE Ltd.	120	7,001
Allstate Corp.	150	7,391
American International Group, Inc.	130	7,171
Chubb Corp.	140	7,251
Cincinnati Financial Corp.	200	7,708
CNA Financial Corp.	220	7,478
Loews Corp.	150	7,004
Progressive Corp.	400	7,424
The Travelers Companies, Inc.	140	6,734
W.R. Berkley Corp.	240	7,262
		72,424

Gas & Other Services Combined - 0.90%
Sempra Energy	120	6,708

Hospital & Medical Service Plans - 0.92%
CIGNA Corp.	140	6,882

Household Appliances - 1.14%
Whirlpool Corp.	100	8,511

Industrial Trucks, Tractors, Trailors & Stackers - 0.94%
Terex Corp. (a)	120	7,051

Insurance Agents, Brokers & Service - 2.00%
Hartford Financial Services Group, Inc.	90	7,269
MetLife, Inc.	130	7,666
		14,935

Life Insurance - 0.95%
Lincoln National Corp.	130	7,067

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.14%
VF Corp.	110	8,511

Metal Mining - 2.71%
BHP Billiton Ltd. (b)	110	7,433
Freeport-McMoRan Copper & Gold, Inc.	70	6,232
Southern Copper Corp.	70	6,569
		20,234

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 100.01% - continued	Shares	Value

Millwood, Veneer, Plywood & Structural Wood Members - 0.98%
Masco Corp.	320	$ 7,338

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.89%
Eaton Corp.	80	6,621

Motorcycles, Bicycles & Parts - 0.87%
Harley-Davidson, Inc.	160	6,493

National Commercial Banks - 11.76%
Bank of America Corp.	190	8,426
Citigroup, Inc.	520	14,674
Comerica, Inc.	180	7,852
JPMorgan Chase & Co.	180	8,559
KeyCorp	320	8,368
PNC Financial Services Group, Inc.	120	7,874
SunTrust Banks, Inc.	120	8,274
U.S. Bancorp	240	8,148
Wachovia Corp.	200	7,786
Wells Fargo & Co.	230	7,822
		87,783

Newspapers: Publishing or Publishing & Printing - 0.99%
Gannett Co., Inc.	200	7,400

Office Machines - 0.98%
Pitney Bowes, Inc.	200	7,340

Oil & Gas Field Services - 1.57%
Grant Prideco, Inc. (a)	130	6,471
Schlumberger Ltd.	70	5,282
		11,753

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.97%
PPG Industries, Inc.	110	7,270

Petroleum Refining - 7.97%
Chevron Corp.	80	6,760
ConocoPhillips	90	7,229
Exxon Mobil Corp.	80	6,912
Frontier Oil Corp.	190	6,701
Hess Corp.	80	7,266
Marathon Oil Corp.	120	5,622
Sunoco, Inc.	100	6,220
Tesoro Corp.	160	6,248
Valero Energy Corp.	110	6,511
		59,469

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 100.01% - continued	Shares	Value

Pharmaceutical Preparations - 2.86%
Forest Laboratories, Inc. (a)	190	$ 7,556
Pfizer, Inc.	300	7,017
Wyeth	170	6,766
		21,339

Plastics, Foil & Coated Paper Bags - 0.90%
Celanese Corp. - Class A	180	6,692

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.04%
Dow Chemical Co.	200	7,732

Railroads, Line-Haul Operating - 1.09%
Norfolk Southern Corp.	150	8,159

Retail - Auto & Home Supply Stores - 1.13%
AutoZone, Inc. (a)	70	8,462

Retail - Building Materials, Hardware, Garden Supply - 1.00%
The Sherwin-Williams Co.	130	7,437

Retail - Department Stores - 3.26%
J.C. Penney Co., Inc.	180	8,534
Kohl's Corporation (a)	170	7,759
Macy's, Inc.	290	8,016
		24,309

Retail - Family Clothing Stores - 1.09%
Nordstrom, Inc.	210	8,169

Retail - Lumber & Other Building Materials Dealers - 2.12%
Home Depot, Inc.	240	7,361
Lowe's Companies, Inc.	320	8,461
		15,822

Retail - Women's Clothing Stores - 1.00%
Limited Brands, Inc.	390	7,445

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.93%
Alcoa, Inc.	210	6,951

Savings Institution, Federally Chartered - 4.00%
Sovereign Bancorp, Inc. (a)	670	8,355
Washington Mutual, Inc.	1,080	21,514
		29,869

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 100.01% - continued	Shares	Value

Security Brokers, Dealers & Flotation Companies - 2.03%
Lehman Brothers Holdings, Inc.	120	$ 7,700
Morgan Stanley	150	7,415
		15,115

Services - Computer Integrated Systems Design - 0.91%
Computer Sciences Corp. (a)	160	6,771

Special Industry Machinery - 0.93%
Lam Research Corp. (a)	180	6,910

State Commercial Banks - 3.33%
Capital One Financial Corp.	160	8,770
Fifth Third Bancorp	290	7,859
M&T Bank Corp.	90	8,259
		24,888

Steel Pipe & Tubes - 0.85%
Allegheny Technologies, Inc.	90	6,336

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.01%
Nucor Corp.	130	7,514

Telephone Communications (No Radiotelephone) - 1.89%
Embarq Corp.	160	7,248
Windstream Corp.	590	6,850
		14,098

Television Broadcasting Stations - 0.94%
CBS Corp. - Class B	280	7,053

TOTAL COMMON STOCKS (Cost $776,636)		746,517

Money Market Securities - 0.27%
Huntington Money Market Fund, 3.14% (b)	2,029	2,029

TOTAL MONEY MARKET SECURITIES (Cost $2,029)		2,029

TOTAL INVESTMENTS (Cost $778,665) - 100.28%		$ 748,546

Liabilities in excess of other assets - (0.28)%		(2,130)

TOTAL NET ASSETS - 100.00%		$ 746,416

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Large Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related
Unrealized appreciation	$ 26,310
Unrealized depreciation	(56,429)
Net unrealized depreciation	$ (30,119)

Aggregate cost of securities for income tax purposes	$ 778,665

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

Common Stocks - 92.59%	Shares	Value

Accident & Health Insurance - 1.87%
PartnerRe Ltd.	50	$ 3,964
Reinsurance Group of America, Inc.	80	4,638
		8,602

Cable & Other Pay Television Services - 0.70%
Liberty Media Corp. - Capital Group - Class A (a)	30	3,229

Carpets & Rugs - 0.87%
Mohawk Industries, Inc. (a)	50	3,996

Computer & Office Equipment - 0.94%
Lexmark International, Inc. - Class A (a)	120	4,345

Crude Petroleum & Natural Gas - 3.24%
Chesapeake Energy Corp.	100	3,723
Cimarex Energy Co.	90	3,673
St. Mary Land & Exploration Co.	100	3,523
Unit Corp. (a)	80	4,010
		14,929

Cutlery, Handtools & General Hardware - 1.00%
The Stanley Works	90	4,622

Deep Sea Foreign Transportation of Freight - 1.47%
Overseas Shipholding Group, Inc.	50	3,261
SEACOR Holdings, Inc. (a)	40	3,528
		6,789

Drilling Oil & Gas Wells - 4.07%
ENSCO International, Inc.	70	3,578
Helmerich & Payne, Inc.	100	3,922
Hercules Offshore, Inc. (a)	170	3,919
Patterson-UTI Energy, Inc.	200	3,916
Rowan Companies, Inc.	100	3,404
		18,739

Electronic Components & Accessories - 0.80%
Vishay Intertechnology, Inc. (a)	350	3,672

Finance Lessors - 1.71%
American Capital Strategies, Ltd.	120	4,220
Apollo Investment Corp.	240	3,643
		7,863

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.59% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 9.52%
American Financial Group, Inc.	140	$ 3,882
Arch Capital Group, Ltd. (a)	60	4,228
CNA Financial Corp.	110	3,739
Commerce Group, Inc.	110	3,977
Everest Re Group, Ltd.	40	4,068
Hanover Insurance Group, Inc.	90	4,099
HCC Insurance Holdings, Inc.	140	3,900
Philadelphia Consolidated Holding Corp. (a)	110	3,938
SAFECO Corp.	70	3,736
Transatlantic Holdings, Inc.	60	4,092
W.R. Berkley Corp.	140	4,236
		43,895

Hotels & Motels - 0.87%
Wyndham Worldwide Corp.	170	4,005

Household Appliances - 0.92%
Whirlpool Corp.	50	4,255

Industrial Trucks, Tractors, Trailors & Stackers - 0.77%
Terex Corp. (a)	60	3,526

Life Insurance - 3.39%
Genworth Financial, Inc. - Class A	160	3,894
Lincoln National Corp.	70	3,805
Nationwide Financial Services, Inc. - Class A	90	3,975
Protective Life Corp.	100	3,974
		15,648

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.01%
Phillips-Van Heusen Corp.	110	4,635

Metal Cans - 0.90%
Ball Corp.	90	4,130

Metalworking Machinery & Equipment - 0.94%
Black & Decker Corp.	60	4,352

Millwood, Veneer, Plywood, & Structural Wood Members - 0.95%
Masco Corp.	190	4,357

Miscellaneous Publishing - 0.85%
Idearc, Inc.	240	3,902

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.59% - continued	Shares	Value

Motorcycles, Bicycles & Parts - 0.79%
Harley-Davidson, Inc.	90	$ 3,652

Motor Vehicle Parts & Accessories - 1.00%
TRW Automotive Holdings Corp. (a)	200	4,622

National Commercial Banks - 7.59%
BB&T Corp.	130	4,716
Comerica, Inc.	90	3,926
Huntington Bancshares, Inc.	280	3,766
KeyCorp	170	4,445
Marshall & Ilsley Corp.	159	4,436
Regions Financial Corp.	170	4,291
TCF Financial Corp.	210	4,462
Zions Bancorporation	90	4,930
		34,972

Newspapers: Publishing or Publishing & Printing - 0.88%
Gannett Co., Inc.	110	4,070

Oil & Gas Field Services - 1.76%
BJ Services Co.	170	3,698
Superior Energy Services, Inc. (a)	110	4,410
		8,108

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.94%
RPM International, Inc.	200	4,328

Personal Credit Institutions - 1.98%
Discover Financial Services	260	4,550
SLM Corp. (a)	210	4,567
		9,117

Petroleum Refining - 3.09%
Frontier Oil Corp.	100	3,527
Holly Corp.	80	3,874
Sunoco, Inc.	60	3,732
Tesoro Corp.	80	3,124
		14,257

Pharmaceutical Preparations - 0.95%
Forest Laboratories, Inc. (a)	110	4,375

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.59% - continued	Shares	Value

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.00%
Eastman Chemical Co.	70	$ 4,625

Plastics, Foil & Coated Paper Bags - 0.73%
Celanese Corp. - Class A	90	3,346

Primary Production of Aluminum - 0.79%
Century Aluminum Co. (a)	70	3,639

Public Building & Related Furniture - 0.96%
Lear Corp. (a)	150	4,404

Railroad Equipment - 0.92%
Trinity Industries, Inc.	150	4,248

Real Estate Agents & Managers (For Others) - 1.01%
Jones Lang LaSalle, Inc.	60	4,668

Retail - Auto Dealers & Gasoline Stations - 0.92%
AutoNation, Inc. (a)	260	4,233

Retail - Building Materials, Hardware, Garden Supply - 0.87%
The Sherwin-Williams Co.	70	4,005

Retail - Department Stores - 1.85%
Kohl's Corp. (a)	90	4,108
Macy's, Inc.	160	4,422
		8,530

Retail - Drug Stores and Proprietary Stores - 0.86%
Omnicare, Inc.	180	3,985

Retail - Eating Places - 1.77%
Brinker International, Inc.	210	3,908
Darden Restaurants, Inc.	150	4,248
		8,156

Retail - Family Clothing Stores - 1.87%
American Eagle Outfitters, Inc.	190	4,357
Nordstrom, Inc.	110	4,279
		8,636

Retail - Home Furniture, Furnishings & Equipment Stores - 0.98%
Bed Bath & Beyond, Inc. (a)	140	4,514

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.59% - continued	Shares	Value

Retail - Variety Stores - 1.93%
Dollar Tree, Inc. (a)	160	$ 4,482
Family Dollar Stores, Inc.	210	4,416
		8,898

Retail - Women's Clothing Stores - 0.91%
Limited Brands, Inc.	220	4,200

Savings Institution, Federally Chartered - 0.97%
Sovereign Bancorp, Inc. (a)	360	4,489

Semiconductors & Related Devices - 1.24%
Integrated Device Technology, Inc. (a)	360	2,682
ON Semiconductor Corp. (a)	470	3,046
		5,728

Services - Auto Rental & Leasing (No Drivers) - 1.02%
Ryder System, Inc.	90	4,685

Services - Help Supply Services - 0.85%
Manpower, Inc.	70	3,938

Special Industry Machinery - 0.75%
Lam Research Corp. (a)	90	3,455

State Commercial Banks - 3.03%
Capital One Financial Corp.	80	4,385
Colonial BancGroup, Inc.	300	4,710
Popular, Inc.	360	4,867
		13,962

Steel Pipe & Tubes - 0.76%
Allegheny Technologies, Inc.	50	3,520

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.40%
Commercial Metals Co.	140	3,969
Nucor Corp.	70	4,046
United States Steel Corp.	30	3,063
		11,078

Surety Insurance - 1.62%
Old Republic International Corp.	260	3,882
XL Capital Ltd. - Class A	80	3,600
		7,482

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 92.59% - continued	Shares	Value

Telephone Communications (No Radiotelephone) - 1.59%
Embarq Corp.	80	$ 3,624
Windstream Corp.	320	3,715
		7,339

Water Transportation - 0.80%
Tidewater, Inc.	70	3,707

Wholesale - Chemicals & Allied Products - 0.79%
Ashland, Inc.	80	3,642

Wholesale - Computers & Peripheral Equipment & Software - 0.89%
Ingram Micro, Inc. - Class A (a)	230	4,089

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.06%
Anixter International, Inc. (a)	70	4,904

Wholesale - Electronic Parts & Equipment - 0.93%
Avnet, Inc. (a)	120	4,273

Wholesale - Metals Service Centers & Offices - 0.75%
Reliance Steel & Aluminum Co.	70	3,445

TOTAL COMMON STOCKS (Cost $447,222)		426,815

Real Estate Investment Trusts - 7.25%
Apartment Investment & Management Co. - Class A	120	4,757
Developers Diversified Realty Corp.	110	4,527
Duke Realty Corp.	160	3,782
General Growth Properties, Inc.	100	3,652
Hospitality Properties Trust	120	4,074
Host Hotels & Resorts, Inc.	230	3,850
Liberty Property Trust	140	4,495
Mack-Cali Realty Corp.	120	4,262

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,139)		33,399

Money Market Securities - 0.14%
Huntington Money Market Fund, 3.14% (b)	633	633

TOTAL MONEY MARKET SECURITIES (Cost $633)		633

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Mid Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

TOTAL INVESTMENTS (Cost $485,994) - 99.98%		$ 460,847

Cash & other assets less liabilities - 0.02%		98

TOTAL NET ASSETS - 100.00%		$ 460,945

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related
Unrealized appreciation	$ 15,212
Unrealized depreciation	(40,359)
Net unrealized depreciation	$ (25,147)

Aggregate cost of securities for income tax purposes	$ 485,994

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments January 31, 2008 (Unaudited)

Common Stocks - 90.20%	Shares	Value

Agricultural Products - Livestock & Animal Specialties - 1.21%
Cal-Maine Foods, Inc.	170	$ 4,901

Air Courier Services - 0.91%
ABX Holdings, Inc. (a)	1,040	3,692

Air Transportation, Scheduled - 0.88%
Republic Airways Holdings, Inc. (a)	180	3,593

Biological Products, (No Diagnostic Substances) - 0.95%
Enzon Pharmaceuticals, Inc. (a)	460	3,850

Broadwoven Fabric Mills, Man Made Fiber & Silk - 1.00%
Xerium Technologies, Inc.	850	4,046

Computer Peripheral Equipment - 0.80%
Immersion Corp. (a)	330	3,234

Crude Petroleum & Natural Gas - 1.06%
Swift Energy Co. (a)	100	4,315

Drilling Oil & Gas Wells - 5.14%
Bronco Drilling Company, Inc. (a)	290	4,541
Grey Wolf, Inc. (a)	780	4,649
Parker Drilling Co. (a)	560	3,892
Pioneer Drilling Co. (a)	350	3,644
Union Drilling, Inc. (a)	270	4,153
		20,879

Electric Housewares & Fans - 1.09%
Helen of Troy Ltd. (a)	260	4,420

Electric Services - 0.97%
Portland General Electric Co.	160	3,942

Finance Services - 3.44%
Global Cash Access Holdings, Inc. (a)	750	4,500
MCG Capital Corp.	370	4,877
TICC Capital Corp.	470	4,578
		13,955

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 90.20% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 10.71%
Amerisafe, Inc. (a)	280	$ 3,850
Argo Group International Holdings, Ltd. (a)	100	4,084
EMC Insurance Group, Inc.	180	4,255
Employers Holdings, Inc.	250	4,365
RLI Corp.	80	4,512
Safety Insurance Group, Inc.	120	4,682
Seabright Insurance Holdings (a)	290	4,260
United America Indemnity Ltd. - Class A (a)	220	4,512
United Fire & Casualty Co.	150	5,007
Zenith National Insurance Corp.	100	3,982
		43,509

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.04%
JAKKS Pacific, Inc. (a)	180	4,241

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.03%
EnPro Industries, Inc. (a)	140	4,200

Hotels & Motels - 0.98%
Sunstone Hotel Investors, Inc.	240	3,994

Industrial Trucks, Tractors, Trailors & Stackers - 0.99%
NACCO Industries, Inc. - Class A	40	4,002

Life Insurance - 3.14%
American Equity Investment Life Holding Co.	520	4,300
IPC Holdings, Ltd.	150	3,860
Presidential Life Corp.	250	4,585
		12,745

Machine Tools, Metal Cutting Types - 1.05%
Hardinge, Inc.	250	4,263

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.21%
Perry Ellis International, Inc. (a)	280	4,914

Metal Forgings & Stampings - 0.99%
Park-Ohio Holdings Corp. (a)	180	4,025

Miscellaneous Manufacturing Industries - 1.07%
Ceradyne, Inc. (a)	90	4,333

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 90.20% - continued	Shares	Value

Mortgage Bankers & Loan Correspondents - 1.23%
Ocwen Financial Corp. (a)	800	$ 4,992

National Commercial Banks - 2.15%
Community Bancorp (a)	250	4,175
Hanmi Financial Corp.	520	4,472
National Penn Bancshares, Inc.	6	104
		8,751

Newspapers: Publishing or Publishing & Printing - 0.79%
Sun-Times Media Group, Inc. - Class A (a)	2,210	3,205

Nonferrous Foundries (Castings) - 1.07%
Superior Essex, Inc. (a)	180	4,329

Oil & Gas Field Machinery & Equipment - 2.05%
GulfMark Offshore, Inc. (a)	90	3,764
Oil States International, Inc. (a)	130	4,558
		8,322

Oil & Gas Field Services - 2.37%
Allis-Chalmers Energy, Inc. (a)	290	3,190
Basic Energy Services, Inc. (a)	190	3,399
Cal Dive International, Inc. (a)	320	3,034
		9,623

Pharmaceutical Preparations - 2.57%
Emergent Biosolutions, Inc. (a)	860	6,416
Tiens Biotech Group (USA), Inc. (a)	1,840	4,011
		10,427

Poultry Slaughtering and Processing - 1.08%
Sanderson Farms, Inc.	130	4,369

Prefabricated Metal Buildings & Components - 1.06%
NCI Building Systems, Inc. (a)	150	4,314

Pulp Mills - 1.18%
Mercer International, Inc. (a)	560	4,799

Radio & TV Broadcasting & Communications Equipment - 0.99%
Arris Group, Inc. (a)	460	4,043

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 90.20% - continued	Shares	Value

Radiotelephone Communications - 1.36%
USA Mobility, Inc.	460	$ 5,525

Real Estate Agents & Managers (For Others) - 1.28%
Bluegreen Corp. (a)	610	5,197

Retail - Auto Dealers & Gasoline Stations - 2.95%
Asbury Automotive Group, Inc.	290	4,112
Delek US Holdings, Inc.	210	3,450
Sonic Automotive, Inc. - Class A	220	4,411
		11,973

Retail - Grocery Stores - 1.05%
Winn-Dixie Stores, Inc. (a)	240	4,253

Retail - Miscellaneous Shopping Goods Stores - 0.97%
Books-A-Million, Inc.	370	3,948

Retail - Women's Clothing Stores - 1.08%
Dress Barn, Inc. (a)	360	4,388

Rolling, Drawing, & Extruding of Nonferrous Metals - 2.14%
Encore Wire Corp.	270	4,504
Mueller Industries, Inc.	150	4,200
		8,704

Services - Business Services - 0.80%
SAVVIS, Inc. (a)	160	3,232

Services - Computer Processing & Data Preparation - 0.94%
CSG Systems International, Inc. (a)	300	3,828

Services - Computer Programming, Data Processing, Etc. - 1.02%
United Online, Inc.	370	4,133

Services - Help Supply Services - 1.03%
Kforce, Inc. (a)	470	4,183

Services - Miscellaneous Health & Allied Services - 0.98%
American Dental Partners, Inc. (a)	450	3,978

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 90.20% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 0.84%
HEALTHSOUTH Corp. (a)	200	$ 3,404

Short-Term Business Credit Institutions - 2.00%
ASTA Funding, Inc.	170	3,548
Nelnet, Inc. - Class A	350	4,595
		8,143

Special Industry Machinery - 1.03%
Asyst Technologies, Inc. (a)	1,420	4,189

State Commercial Banks - 8.11%
Center Financial Corp.	350	4,053
First Regional Bancorp (a)	230	4,662
Greene Bankshares, Inc.	210	4,400
Mercantile Bank Corp.	4	57
Royal Bancshares of Pennsylvania, Inc. - Class A	390	5,686
Taylor Capital Group, Inc.	220	4,310
W Holding Co., Inc.	3,690	5,350
Wilshire Bancorp, Inc.	560	4,413
		32,931

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.73%
Universal Stainless & Alloy Products, Inc. (a)	120	2,969

Sugar & Confectionery Products - 1.24%
Imperial Sugar Co.	230	5,055

Surety Insurance - 1.10%
NYMAGIC, Inc.	190	4,455

Truck & Bus Bodies - 0.98%
Miller Industries, Inc. (a)	300	3,990

Trucking (No Local) - 1.59%
Arkansas Best Corp.	210	6,466

Wholesale - Metals Service Centers & Offices - 0.78%
A.M. Castle & Co.	150	3,177

TOTAL COMMON STOCKS (Cost $413,837)		366,348

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds Dreman Quantitative Small Cap Value Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

	Shares	Value

Real Estate Investment Trusts - 9.53%
Ashford Hospitality Trust	600	$ 3,750
Cabot Properties, Inc. (a)	270	4,420
First Industrial Realty Trust, Inc.	130	4,528
Gramercy Capital Corp.	190	4,398
Hersha Hospitality Trust	460	4,135
National Health Investors, Inc.	150	4,434
Pennsylvania Real Estate Investment Trust	150	3,998
Ramco-Gershenson Properties Trust	200	4,460
Winthrop Realty Trust	810	4,585

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,989)		38,708

Money Market Securities - 0.34%
Huntington Money Market Fund, 3.14% (b)	1,377	1,377

TOTAL MONEY MARKET SECURITIES (Cost $1,377)		1,377

TOTAL INVESTMENTS (Cost $459,203) - 100.07%		$ 406,433

Liabilities less other assets - (0.07)%		(270)

TOTAL NET ASSETS - 100.00%		$ 406,163

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2008.

Tax Related
Unrealized appreciation	$ 6,532
Unrealized depreciation	(59,302)
Net unrealized depreciation	$ (52,770)

Aggregate cost of securities for income tax purposes	$ 459,203

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Related Notes to the Schedule of Investments
January 31, 2008
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Future Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts, which may be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund's cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dreman Funds

By

*	/s/ John Swhear	______________________
John Swhear, Acting Chief Executive Officer

Date___3/31/08 _______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

___ _/s/ John Swhear___
John Swhear, Acting Chief Executive Officer

Date__3/31/08_______________

By

____/s/ William Murphy__________________________

William Murphy, Treasurer

Date___3/31/08______________